Document and Entity Information	Jul. 29, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001814140
Document Type	8-K/A
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	Apexigen, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39488
Entity Tax Identification Number	85-1260244
Entity Address, Address Line One	75 Shoreway Road
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	931-6236
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Apexigen, Inc., a Delaware corporation (the “Company”), filed on August 4, 2022 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report).
Common Stock Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	APGN
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock For 11.50 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	APGNW
Security Exchange Name	NASDAQ